CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (73,708)	$ (56,322)	$ (77,960)	$ (44,542)
Adjustments to reconcile net loss to net cash from operating activities:
Stock-based compensation expense	4,961	4,883	7,245	5,361
Non-cash interest expense	252	1	68
Fair value of Series B redeemable convertible preferred stock earned in connection with sponsored research agreement		253	323	292
Acquired in-process research and development				8,071
Fair value of common stock earned in connection with license agreement	2,660
Depreciation expense	3,080	1,814	2,772	1,726
Accretion of investments	(40)	(925)	(1,051)	(553)
Amortization of operating right-of-use asset			0	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	2,098	(3,043)	(8,182)	(1,470)
Operating right-of-use assets	959
Other non-current assets	(2)	102	101	(49)
Accounts payable	(168)	855	1,467	(536)
Accrued expenses	10,715	5,960	8,314	1,398
Deferred revenue	8,725	55,762	55,612
Deferred rent		3,577	9,588	(271)
Operating lease liabilities	10,977
Net cash provided by (used in) operating activities	(29,491)	12,917	(1,703)	(30,573)
Cash flows from investing activities:
Purchases of property and equipment	(19,891)	(3,521)	(10,476)	(1,816)
Purchases of in-process research and development				(6,500)
Purchases of investments		(108,081)	(130,691)	(97,227)
Maturities of investments	73,063	107,000	129,500	27,000
Net cash provided by (used in) investing activities	53,172	(4,602)	(11,667)	(78,543)
Cash flows from financing activities:
Proceeds from long-term debt, net of issuance costs	15,000	9,567	9,567
Payment of deferred financing costs for long-term debt		(83)	(63)
Proceeds from exercise of common stock options	142	254	259	43
Payment of initial public offering costs	(1,167)			(101)
Net cash provided by (used in) financing activities	13,975	9,821	9,763	(58)
Increase (decrease) in cash, cash equivalents and restricted cash	37,656	18,136	(3,607)	(109,174)
Cash, cash equivalents and restricted cash, beginning of period	14,853	18,460	18,460	127,634
Cash, cash equivalents and restricted cash, end of period	52,509	36,596	14,853	18,460
Supplemental disclosures:
Cash paid for interest	834		155
Non-cash investing and financing activities:
Purchases of property and equipment included in accounts payable and accrued expenses	1,134	1,346	4,027	19
Deferred offering costs included in accrued expenses	493			176
Deferred financing costs for long-term debt included in accounts payable and accrued expenses		83	63
Accretion of redeemable convertible preferred stock to redemption value	10,249	$ 9,984	$ 13,438	10,995
Common stock issued in connection with purchases of in-process research and development				$ 1,571
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 23,186